7. Accrued Liabilities - Current (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of other accrued liabilities
	March 31, 2018	December 31, 2017
Accrued Salaries and Wages (a)	$174,227	$168,549
Disputed Trade Payables (b)	925,000	925,000
Other Accrued Expenses (c)	2,405,987	1,717,970
Total Accrued Liabilities - Current	$3,505,214	$2,811,519

As of December 31, 2017 and 2016, the Company had the following current accrued liabilities:

	December 31, 2017	December 31, 2016
Accrued Salaries and Wages (a)	$168,549	$132,827
Disputed Trade Payables (b)	925,000	925,000
Services Advance - Current Portion (c)	–	1,489,583
Other Accrued Expenses (d)	1,717,970	249,482
Total Accrued Liabilities - Current	$2,811,519	$2,796,892

(a)	Accrued Salaries and Wages represent accrued vacation payable to employees.

(b)	As part of the Merger in 2013, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability. As of December 31, 2017, the Company believes that the statute of limitations applicable to the assertion of any legal claim relating to the collection of these liabilities has expired and therefore believes this liability is uncollectible.

(c)	During the first quarter of 2014, the Company entered into an exclusive three-year agreement with DADC to provide all CD, DVD and Blu-ray replication, packaging and distribution to the Company’s direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disk replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term. On January 10, 2017, the Company entered into an amendment of our home entertainment Distribution Agreement with Sony pursuant to which, among other things, Sony paid DADC $1,489,583, which was the total sum owed and payable by us to DADC for the disk replication, packaging and distribution services. In connection with such transaction, we issued Sony 301,231 shares of our common stock at $4.945 per share, Sony’s exclusive territory for exercising its home entertainment distribution rights under the Distribution Agreement was extended from the United States and Canada to worldwide, and the amount of advances subject to recoupment by Sony out of royalty payments that would otherwise be due to us under the Distribution Agreement was increased by the amount of the payment to DADC.

(d)	Other Accrued Expenses include estimates of expenses incurred but not yet recorded. The increase in Other Accrued Expenses from the year ended December 31, 2016 to December 31, 2017 relates to estimates of final dubbing costs and participation expense related to our Llama Llama property.